Other provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of other provisions [line items]
Provision for silicosis settlement	R 854	R 892	R 942
Retirement benefit obligation	247	193
Total Other Provisions	1,101	1,085
Current Other Provisions	175	175
Non-current Other Provisions	926	910
Present value of defined benefit obligation
Disclosure of other provisions [line items]
Retirement benefit obligation	R 247	R 193	R 201